Commitments and Contingencies	4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Sep. 30, 2025
Commitments And Contingencies Disclosure [Line Items]
Commitments and Contingencies
7.	Commitments and Contingencies
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred. As of December 31, 2025, there were no such matters outstanding.

8.	Commitments and Contingencies
Loss Contingencies There have been no material changes to the Company’s commitments and contingencies since December 31, 2025.
Armada Acquisition Corp II [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and Contingencies
NOTE 5. COMMITMENTS AND CONTINGENCIES
Registration Rights
The Company’s initial shareholders, the non-managing investors and their permitted transferees can demand that the Company register the Founder Shares, the Private Placement Shares, the Private Placement Warrants and underlying securities and any securities issued upon conversion of Working Capital Loans, pursuant to an agreement signed prior the date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of a majority of these securities or units issued in payment of working capital loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain piggy-back registration rights on registration statements filed after the Company’s consummation of a Business Combination.
Underwriting Agreement
The Company granted the Underwriters a 45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the Initial Public Offering price less the underwriting discounts. On May 22, 2025, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,000,000 Units at a price of $10.00 per Unit.
The Company paid an underwriting discount of $0.20 per Unit sold in the Initial Public Offering, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering. Additionally the underwriters are entitled to $0.40 per Unit sold in the offering, $9,200,000 in the aggregate, and is payable to the underwriters based on the percentage of funds remaining in the Trust Account after redemptions of public shares, for deferred underwriting commissions to be placed in a Trust Account located in the United States and released to the underwriters only upon the completion of an initial Business Combination.
On September 9, 2025, the Company entered into a letter agreement with its Underwriters that the Underwriters shall, severally and not jointly, on the terms and conditions set forth in the letter agreement, and contingent upon the occurrence of a specified event, which is the consummation of a business combination with Pubco, will reimburse a portion of the Company’s bona fide documented fees and expenses incurred in connection with the Initial Public Offering in an amount of $2,300,000 (the “Reimbursement Amount”), with such amount decreased by $0.10 for every Ordinary Share for which a

Public Shareholder exercises its redemption rights in connection with or prior to the specified event. As of June 30, 2026 and September 30, 2025, no reimbursements have been recorded under this agreement.
Service Provider Agreements
The Company has agreed to pay Northland Securities, Inc. (“Northland”) a cash transaction fee (the “Finder Fee”) equal to 1.0% of the consideration (as defined in the agreement) in the event Northland introduces the Company to the target with which the Company completes an initial Business Combination or has substantive discussions with the target on behalf of and at the specific request of the Company with which the Company completes a Business Combination, payable only upon and subject to the closing of the initial Business Combination. At the closing of the initial Business Combination, the Company shall reimburse Northland up to $20,000 for all reasonable out-of-pocket
accountable fees and disbursements incurred by Northland in connection with the performance of its services. As of June 30, 2026, no such expenses have been incurred under the agreement. If we have not consummated an initial Business Combination before November 22, 2026, we may terminate the agreement by providing written notice of such termination to Northland. No amounts were incurred under this agreement for the three and nine months ended June 30, 2026.
The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from May 19, 2025 through May 18, 2026 with a monthly fee of $8,500, payable only upon and subject to the closing of the initial Business Combination. Bishop shall also be reimbursed for all reasonable expenses and disbursements incurred by Bishop on our behalf, provided that such expenses shall not exceed $300 without our prior consent. The agreement with Bishop was terminated effective September 3, 2025 by the New Sponsor. Upon termination of the agreement the Company recognized $38,387 and $37,564 of expenses which are included in deferred professional fees in the Company’s balance sheets as of June 30, 2026 and September 30, 2025, respectively.
On October 19, 2025, CCM was retained by the Company to provide an opinion to the Company’s Board as to the fairness of the Exchange Ratio (as defined in the Fairness opinion) in connection with the proposed Initial Business Combination Agreement. Pursuant to the terms of its engagement, CCM became entitled to a fee of $450,000 in consideration for the fairness opinion (the “Fairness Opinion Fee”). The Fairness Opinion Fee is due and payable to CCM as follows: (i) up to $100,000 became due to CCM upon informing the SPAC Board that it was prepared render and deliver the fairness opinion; and (ii) the balance of the Fairness Opinion Fee is due upon the earlier of the closing of the proposed Initial Business Combination or the termination of the merger agreement entered into by the Company with respect to the proposed Initial Business Combination. The Company has also agreed to reimburse CCM’s reasonable expenses up to an aggregate amount of $125,000 and to indemnify CCM against liabilities arising out of or in connection with the services rendered and to be rendered by CCM under its engagement with the Company.

NOTE 5. COMMITMENTS AND CONTINGENCIES
Registration Rights
The Company’s initial shareholders, the non-managing investors and their permitted transferees can demand that the Company register the Founder Shares, the Private Placement Shares, the Private Placement Warrants and underlying securities and any securities issued upon conversion of Working Capital Loans, pursuant to an agreement signed prior the date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of a majority of these securities or units issued in payment of working capital loans made to the Company (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain piggy-back registration rights on registration statements filed after the Company’s consummation of a Business Combination.
Underwriting Agreement
The Company granted the Underwriters a45-day option to purchase up to 3,000,000 additional Units to cover any over-allotments, at the Initial Public Offering price less the underwriting discounts. On May 22, 2025, simultaneously with the closing of the Initial Public Offering, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,000,000 Units at a price of $10.00 per Unit.
The Company paid an underwriting discount of $0.20 per Unit sold in the Initial Public Offering, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering. Additionally the underwriters are entitled to $0.40 per Unit sold in the offering, $9,200,000 in the aggregate, and is payable to the underwriters based on the percentage of funds remaining in the Trust Account after redemptions of public shares, for deferred underwriting commissions to be placed in a Trust Account located in the United States and released to the underwriters only upon the completion of an initial Business Combination.
On September 9, 2025, the Company entered into a letter agreement with its Underwriters that the Underwriters shall, severally and not jointly, on the terms and conditions set forth in the letter agreement, and contingent upon the occurrence of a specified event, which is the consummation of a business combination with Pubco, , will reimburse a portion of the Company’s bona fide documented fees and expenses incurred in connection with the Initial Public Offering in an amount of $2,300,000 (the “Reimbursement Amount”), with such amount decreased by $0.10 for every Ordinary Share for which a Public Shareholder exercises its redemption rights in connection with or prior to the specified event. As of September 30, 2025, no reimbursements have been recorded under this agreement.
Service Provider Agreements
The Company has agreed to pay Northland Securities, Inc. (“Northland”) a cash transaction fee (the “Finder Fee”) equal to 1.0% of the consideration (as defined in the agreement) in the event Northland introduces the Company to the target with which the Company completes an initial Business Combination or has substantive discussions with the target on behalf of and at the specific request of the Company with which the Company completes a Business Combination, payable only upon and subject to the closing of the initial

Business Combination. At the closing of the initial Business Combination, the Company shall reimburse Northland up to $20,000 for all reasonable out-of-pocket
accountable fees and disbursements incurred by Northland in connection with the performance of its services. As of September 30, 2025, no such expenses have been incurred under the agreement. If we have not consummated an initial Business Combination before December 31, 2026, we may terminate the agreement by providing written notice of such termination to Northland. No amounts were incurred under this agreement from the period from October 3, 2024 (inception) through September 30, 2025.
The Company has engaged Bishop IR (“Bishop”) as an investor relations advisor in connection with the initial Business Combination for the period from May 19, 2025 through May 18, 2026 with a monthly fee of $8,500, payable only upon and subject to the closing of the initial Business Combination. Either party can terminate the contract at any time upon thirty days prior notice to the other party. Upon completion of initial Business Combination, Bishop would be entitled to a success fee of $100,000 payable only upon and subject to the closing of the initial Business Combination. Bishop shall also be reimbursed for all reasonable expenses and disbursements incurred by Bishop on our behalf, provided that such expenses shall not exceed $300 without our prior consent. The agreement with Bishop was terminated effective September 3, 2025 by the New Sponsor. Upon termination of the agreement the Company recognized $37,564 of expenses which are included in deferred professional fees in the Company’s balance sheet as of September 30, 2025.
On October 19, 2025, CCM was retained by the Company to provide an opinion to the Company’s Board as to the fairness of the Exchange Ratio (as defined in the Fairness opinion) in connection with the proposed Initial Business Combination Agreement. Pursuant to the terms of its engagement, CCM became entitled to a fee of $450,000 in consideration for the fairness opinion (the “Fairness Opinion Fee”). The Fairness Opinion Fee is due and payable to CCM as follows: (i) up to $100,000 became due to CCM upon informing the SPAC Board that it was prepared render and deliver the fairness opinion; and (ii) the balance of the Fairness Opinion Fee is due upon the earlier of the closing of the proposed Initial Business Combination or the termination of the merger agreement entered into by the Company with respect to the proposed Initial Business Combination. The Company has also agreed to reimburse CCM’s reasonable expenses up to an aggregate amount of $125,000 and to indemnify CCM against liabilities arising out of or in connection with the services rendered and to be rendered by CCM under its engagement with the Company.

Pathfinder Digital Assets LLC [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and Contingencies
6.	Commitments and Contingencies
Loss Contingencies
In the normal course of business, the Company may be involved in claims and legal proceedings. The Company records a liability for such matters when it is probable that a loss has been incurred and the amounts can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. Legal costs associated with these loss contingencies are expensed as incurred. As of December 31, 2025, there were no such matters outstanding.
Transaction Fees upon Business Combination
The Company has entered into two engagement letters with an investment bank in connection with the Proposed Business Combination. Under the terms of these agreements, the Company may be obligated to pay the investment bank the following fees:

•	An advisory fee of $4,000,000, payable upon consummation of the Proposed Business Combination.

•
A placement fee calculated as 4% of eligible proceeds from private investment in public equity transactions (“PIPE”) or private placements. The placement fee may increase for any amount remaining in the SPAC trust account at closing as a result of any non-redemption agreements entered into by the SPAC or the Company.

The Company will pay these contingent fees only upon successful closing of the Proposed Business Combination and therefore no accrual has been made as of December 31, 2025.

As part of this arrangement, the Company is responsible for reimbursing the investment bank for expenses incurred in an aggregate amount not to exceed $500,000. As of December 31, 2025 and September 30, 2025, the Company recorded an accrual and a corresponding deferred cost offering of $477,531 and $277,485 for its estimate of reimbursable expenses.

6.	Commitments and Contingencies
Loss Contingencies
There have been no material changes to the Company’s commitments and contingencies since December 31, 2025.
Transaction Fees upon Business Combination
The Company has entered into two engagement letters with an investment bank in connection with the Proposed Business Combination. Under the terms of these agreements, the Company may be obligated to pay the investment bank the following fees:

•	An advisory fee of $4,000,000, payable upon consummation of the Proposed Business Combination.

•
A placement fee calculated as 4% of eligible proceeds from private investment in public equity transactions (“PIPE”) or private placements. The placement fee may increase for any amount remaining in the SPAC trust account at closing as a result of any non-redemption agreements entered into by the SPAC or the Company.

The Company will pay these contingent fees only upon successful closing of the Proposed Business Combination and therefore no accrual has been made as of June 30, 2026.
As part of this arrangement, the Company is responsible for reimbursing the investment bank for expenses incurred in an aggregate amount not to exceed $500,000. As of June 30, 2026 and December 31, 2025, the Company recorded an accrual and a corresponding deferred cost offering of $500,000 and $477,531, respectively, for its estimate of reimbursable expenses.